Significant Accounting Policies - Summary of Maximum Average Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2021
Administrative Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	29 years
Industrial Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	26 years
Machinery and Equipment in Plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	16 years
Ready-mix Trucks and Motor Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	9 years
Office Equipment and Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	6 years